Financial risk management - Fair values	6 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial risk management - Fair values
8.	Financial risk management – Fair values
All financial assets and financial liabilities, other than derivatives, are initially recognised at the fair value of consideration paid or received, net of transaction costs as appropriate, and subsequently carried at fair value or amortised cost, as indicated in the tables below. Derivatives are initially recognised at fair value on the date the contract is entered into and are subsequently remeasured at their fair value.
The carrying amount of financial assets and liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial assets or liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on the Group’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.
The inputs used in fair value calculations are determined by the relevant segment or function. The functions support the assets and operate under a defined set of accountabilities authorised by the Executive Leadership Team. Movements in the fair value of financial assets and liabilities may be recognised through the income statement or in other comprehensive income.

For financial assets and liabilities carried at fair value, the Group uses the following to categorise the method used:

Fair value hierarchy	Level 1	Level 2	Level 3
Valuation method	Based on quoted prices (unadjusted) in active markets for identical financial assets and liabilities.	Based on inputs other than quoted prices included within Level 1 that are observable for the financial asset or liability, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices).	Based on inputs not observable in the market using appropriate valuation models, including discounted cash flow modelling.
The financial assets and liabilities are presented by class in the table below at their carrying values, which generally approximate to fair value. In the case of US$
3,019
million (30 June 2019: US$3,019 million) of fixed rate debt not swapped to floating rate, the fair value at 31 December 2019 was US$3,847 million (30 June 2019: US$3,757 million).
For financial instruments that are carried at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no
transfers between categories during the period.
Financial assets and liabilities

	IFRS 13 Fair value hierarchy Level	IFRS 9 Classification	31 Dec 2019 US$M	30 June 2019 US$M
Fair value hierarchy (1)
Current cross currency and interest rate swaps	2	Fair value through profit or loss	11	15
Current other derivative contracts (2)	2,3	Fair value through profit or loss	33	57
Current other investments (3)	1,2	Fair value through profit or loss	10	15
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	696	739
Non-current other derivative contracts (2)	2,3	Fair value through profit or loss	192	180
Non-current investment in shares	3	Fair value through other comprehensive income	33	34
Non-current investment in shares	3	Fair value through profit or loss	–	6
Non-current other investments (3)(4)	1,2,3	Fair value through profit or loss	344	344

Total other financial assets			1,319	1,390
Cash and cash equivalents		Amortised cost	14,321	15,613
Trade and other receivables (5)		Amortised cost	2,014	1,929
Provisionally priced trade receivables	2	Fair value through profit or loss	1,331	1,446
Loans to equity accounted investments		Amortised cost	40	33

Total financial assets			19,025	20,411

Non-financial assets			83,265	80,450

Total assets			102,290	100,861

Current cross currency and interest rate swaps	2	Fair value through profit or loss	210	63
Current other derivative contracts (2)	2,3	Fair value through profit or loss	153	64
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	730	895
Non-current other derivative contracts (2)	2,3	Fair value through profit or loss	1	1

Total other financial liabilities			1,094	1,023
Trade and other payables (6)		Amortised cost	5,339	6,283
Provisionally priced trade payables	2	Fair value through profit or loss	354	277
Bank overdrafts and short-term borrowings (7)		Amortised cost	–	20
Bank loans (7)		Amortised cost	2,694	2,498
Notes and debentures (7)		Amortised cost	21,534	21,529
Leases liabilities		Amortised cost	2,578	715
Other (7)		Amortised cost	2	66

Total financial liabilities			33,595	32,411

Non-financial liabilities			16,277	16,626

Total liabilities			49,872	49,037

(1)
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(2)
Includes other derivative contracts of US$
219
 million (30 June 2019: US$200 million) categorised as Level 3. Significant items are derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago with net assets fair value of US$
2
2
0
million (30 June 2019: US$202 million).

(3)
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$
303
million (30 June 2019: US$309 million) of which other investments (US Treasury Notes) of US$
121
million is categorised as Level 1 (30 June 2019: US$128 million).

(4)	Includes other investments of US$ 46 million (30 June 2019: US$47 million) categorised as Level 3.
(5)	Excludes input taxes of US$ 464 million (30 June 2019: US$367 million) included in other receivables.
(6)	Excludes input taxes of US$ 110 million (30 June 2019: US$162 million) included in other payables.
(7)	All interest bearing liabilities, excluding lease liabilities , are unsecured.
Sensitivity of level 3 financial assets and liabilities
Financial instruments categorised as Level 3 are shares, other investments, and other derivative contracts. The potential effect of using reasonably possible alternative assumptions in these models, based on a change in the most significant input, such as commodity prices, by an increase/(decrease) of 10 per cent while holding all other variables constant will increase/(decrease) profit after taxation by US$
36
million (31 December 2018: US$45 million).